UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06385

Nuveen Ohio Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Ohio Quality Municipal Income Fund (NUO)
	May 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 147.4% (100.0% of Total Investments)

	Consumer Staples – 5.0% (3.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 15,035	5.125%, 6/01/24	6/17 at 100.00	B–	$ 14,512,232
1,085	5.875%, 6/01/47	6/17 at 100.00	B–	1,072,935
16,120	Total Consumer Staples			15,585,167
	Education and Civic Organizations – 13.9% (9.5% of Total Investments)
	Lorain County Community College District, Ohio, General Receipts Revenue Bonds, Series 2017:
1,305	5.000%, 12/01/32	6/27 at 100.00	Aa2	1,556,408
1,200	5.000%, 12/01/33	6/27 at 100.00	Aa2	1,423,116
505	5.000%, 12/01/34	6/27 at 100.00	Aa2	595,526
	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014:
4,375	5.000%, 9/01/33	9/24 at 100.00	AA	5,052,075
2,500	4.000%, 9/01/39 (WI/DD, Settling 6/01/17)	9/24 at 100.00	AA	2,640,000
2,085	Miami University of Ohio, General Receipts Bonds, Refunding Series 2017, 5.000%, 9/01/41	9/26 at 100.00	AA	2,426,877
	Miami University of Ohio, General Receipts Bonds, Series 2011:
130	5.000%, 9/01/33	9/21 at 100.00	AA	146,206
1,960	5.000%, 9/01/36	9/21 at 100.00	AA	2,201,766
	Miami University of Ohio, General Receipts Bonds, Series 2012:
480	4.000%, 9/01/32	9/22 at 100.00	AA	511,306
1,000	4.000%, 9/01/33	9/22 at 100.00	AA	1,060,690
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project,
	Series 2012:
120	5.000%, 11/01/27	5/22 at 100.00	AA	140,424
590	5.000%, 11/01/32	5/22 at 100.00	AA	680,252
5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding	12/22 at 100.00	A+	5,649,600
	Series 2013, 5.000%, 12/01/43
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,137,450
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	1,038,770
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
4,175	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46 (WI/DD,	6/26 at 100.00	AA–	4,808,014
	Settling 6/01/17)
7,580	Wright State University, Ohio, General Receipts Bonds, Series 2011A, 5.000%, 5/01/31 –	5/21 at 100.00	AA	8,372,186
	BAM Insured
	Youngstown State University, Ohio, General Receipts Bonds, Refunding Series 2017:
1,555	5.000%, 12/15/29	12/26 at 100.00	A+	1,817,360
1,670	5.000%, 12/15/30	12/26 at 100.00	A+	1,940,891
38,230	Total Education and Civic Organizations			43,198,917
	Health Care – 24.3% (16.5% of Total Investments)
3,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/23 at 100.00	AA–	3,294,060
	Children's Hospital Medical Center, Improvement Series 2013, 5.000%, 11/15/38
1,950	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	2,117,603
	2010A, 5.250%, 6/01/38
2,335	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	A	2,597,828
	5.500%, 11/01/40
2,400	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	2,554,080
	Series 2013, 5.000%, 6/15/43
250	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	273,873
	5.000%, 11/15/41
4,480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond	11/21 at 100.00	AA+	5,335,590
	Trust 2016-XL0004, 8.564%, 11/15/41 (IF) (4)
3,225	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A2	3,677,371
	2011A, 6.250%, 12/01/34
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
90	5.000%, 11/15/38	11/18 at 100.00	AA–	93,814
40	5.125%, 11/15/40	11/18 at 100.00	AA–	41,743
3,965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	4,613,912
	2011A, 6.000%, 11/15/41
820	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	888,044
	Project, Refunding Series 2011, 5.250%, 8/01/41
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
2,730	5.000%, 5/01/30	11/17 at 100.00	BBB+	2,736,743
2,040	5.000%, 5/01/32	11/17 at 100.00	BBB+	2,044,896
6,105	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	6,426,062
	Group Project, Series 2013, 5.000%, 2/15/44
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
3,000	5.000%, 1/01/25	1/18 at 100.00	Aa2	3,072,990
240	5.250%, 1/01/33	1/18 at 100.00	Aa2	245,858
1,100	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/22 at 100.00	Aa2	1,247,950
	Health System Obligated Group, Series 2012A, 5.000%, 1/01/38
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health
	System Project, Series 2010:
555	5.750%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	610,572
1,520	5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	1,644,686
8,050	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group,	1/19 at 100.00	Aa2	8,604,404
	Refunding Series 2009A, 5.500%, 1/01/39
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System
	Obligated Group, Tender Option Bond Trust 2015-XF0105:
5,350	17.818%, 1/01/39 (IF)	1/19 at 100.00	Aa2	6,823,818
875	17.818%, 1/01/43 (IF)	1/18 at 100.00	Aa2	962,605
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
1,000	5.000%, 1/15/28	1/23 at 100.00	A	1,136,390
2,000	5.000%, 1/15/29	1/23 at 100.00	A	2,261,500
	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
1,425	5.750%, 12/01/28	12/18 at 100.00	A–	1,514,547
1,385	5.750%, 12/01/35	12/18 at 100.00	A–	1,466,673
1,000	5.750%, 12/01/35 – AGC Insured	12/18 at 100.00	AA	1,060,500
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County
	Hospital Project, Series 2012:
2,635	5.000%, 12/01/37	12/22 at 100.00	Baa3	2,752,047
4,920	5.000%, 12/01/42	12/22 at 100.00	Baa3	5,111,536
68,485	Total Health Care			75,211,695
	Housing/Multifamily – 1.7% (1.2% of Total Investments)
245	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	11/17 at 100.00	Aaa	245,686
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)
1,600	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury	10/17 at 103.00	Aa1	1,657,392
	Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
3,390	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	Aa1	3,471,563
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
5,235	Total Housing/Multifamily			5,374,641
	Industrials – 2.0% (1.3% of Total Investments)
1,800	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	11/17 at 100.00	BBB+	1,814,598
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
3,495	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa1	4,209,588
	Series 1992, 6.450%, 12/15/21
1,600	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	16
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
6,895	Total Industrials			6,024,202
	Long-Term Care – 1.1% (0.7% of Total Investments)
895	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/20 at 100.00	BBB–	969,589
	Services, Improvement Series 2010A, 5.625%, 7/01/26
2,220	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	2,389,586
	Refunding & improvement Series 2010, 6.625%, 4/01/40
3,115	Total Long-Term Care			3,359,175
	Tax Obligation/General – 16.4% (11.1% of Total Investments)
1,140	Columbia Local School District, Lorain County, Ohio, General Obligation Bonds, School	11/21 at 100.00	A2	1,240,525
	Facilities Improvement Series 2011, 5.000%, 11/01/39 – AGM Insured
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding
	Series 2006:
4,310	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA+	3,255,860
5,835	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	4,247,647
2,250	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016-3,	2/27 at 100.00	AAA	2,834,258
	5.000%, 2/15/28
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
725	5.000%, 12/01/26	12/25 at 100.00	Aaa	906,982
900	5.000%, 12/01/32	12/25 at 100.00	Aaa	1,086,642
1,000	5.000%, 12/01/34	12/25 at 100.00	Aaa	1,195,450
1,730	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/31	12/23 at 100.00	AAA	2,081,086
	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation
	Bonds, Refunding School Improvement Series 2014:
1,260	5.000%, 11/01/30	11/24 at 100.00	Aa2	1,469,538
1,540	5.000%, 11/01/31	11/24 at 100.00	Aa2	1,790,081
	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School
	Improvement Series 2013:
555	5.250%, 1/01/38	1/22 at 100.00	AA	622,482
1,355	5.250%, 1/01/41	1/22 at 100.00	AA	1,517,261
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	12/19 at 100.00	Aa1	1,461,544
	5.125%, 12/01/36
2,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011,	No Opt. Call	Aa1	2,015,453
	0.000%, 12/01/21
4,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	5,617,080
	Series 2007, 5.250%, 12/01/31 – AGM Insured
1,305	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	A1	1,577,171
	5.500%, 12/01/24 – AMBAC Insured
725	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities	6/22 at 100.00	Aa3	805,011
	Construction & Improvement Series 2012, 5.000%, 12/01/36
3,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R,	5/24 at 100.00	AAA	3,575,820
	5.000%, 5/01/29
3,055	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2015B, 5.000%, 6/15/32	6/22 at 100.00	AA+	3,486,488
5,000	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment,	6/22 at 100.00	Aa2	5,517,300
	Series 2012, 5.000%, 6/01/42
2,250	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation	6/22 at 100.00	AA	2,571,953
	Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36
1,500	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	AA	1,900,920
	Refunding Series 2007, 5.250%, 12/01/32
47,450	Total Tax Obligation/General			50,776,552
	Tax Obligation/Limited – 31.1% (21.1% of Total Investments)
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien
	Series 2013A-2:
1,315	5.000%, 10/01/27	10/23 at 100.00	AA+	1,563,180
1,520	5.000%, 10/01/30	10/23 at 100.00	AA+	1,789,207
1,600	5.000%, 10/01/31	10/23 at 100.00	AA+	1,874,816
10,750	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien	10/23 at 100.00	AA+	12,369,164
	Series 2015A-2, 5.000%, 10/01/37
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Series 2014A-1,	11/23 at 100.00	AA+	3,421,500
	5.000%, 11/15/38
500	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue	12/19 at 100.00	BBB	515,750
	Parking Facility Project, Series 2012A, 5.000%, 12/01/36
6,750	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center	12/20 at 100.00	AA–	7,600,973
	Project, Recovery Zone Facility Series 2010F, 5.000%, 12/01/27
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,815	5.000%, 12/01/32	12/24 at 100.00	AAA	2,145,330
1,415	5.000%, 12/01/33	12/24 at 100.00	AAA	1,665,087
1,000	5.000%, 12/01/34	12/24 at 100.00	AAA	1,172,250
945	5.000%, 12/01/35	12/24 at 100.00	AAA	1,104,251
300	Delaware County District Library, Ohio, Library Fund Library Facilities Special Obligation	12/19 at 100.00	Aa2	316,722
	Notes, Series 2009, 5.000%, 12/01/34
1,920	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/44	12/25 at 100.00	Aa1	2,201,568
10,350	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and	12/24 at 100.00	Aa1	12,025,043
	Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/35
1,000	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement	12/25 at 100.00	AAA	1,172,820
	Bonds, Refunding Series 2015, 5.000%, 12/01/34
1,200	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement	12/26 at 100.00	AAA	1,479,204
	Bonds, Refunding Series 2016, 5.000%, 12/01/28
2,250	Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	AA–	2,717,055
5,565	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 –	No Opt. Call	AA	3,996,338
	AGM Insured
5,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A1	5,646,450
20,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	23,242,990
	2013A, 5.000%, 1/01/38
1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	10/22 at 100.00	Aa3	1,137,450
	2012C, 5.000%, 10/01/24
2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities	12/25 at 100.00	AA	2,098,960
	Bonds, Series 2015A, 4.250%, 12/01/36 – AGM Insured
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of
	Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,645	5.000%, 12/01/23	12/22 at 100.00	AA+	1,931,789
1,200	5.000%, 12/01/24	12/22 at 100.00	AA+	1,400,220
	Vermilion Local School District, East and Lorain Counties, Ohio, Certificates of
	Participation, Series 2012:
765	5.000%, 12/01/24	12/20 at 100.00	Aa3	857,534
805	5.000%, 12/01/25	12/20 at 100.00	Aa3	900,908
86,310	Total Tax Obligation/Limited			96,346,559
	Transportation – 10.3% (7.0% of Total Investments)
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
2,150	5.000%, 1/01/30	1/22 at 100.00	A–	2,387,253
1,500	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	1,666,215
	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2015B:
860	5.000%, 12/01/33 – AGM Insured	12/23 at 100.00	AA	977,751
500	5.000%, 12/01/34 – AGM Insured	12/23 at 100.00	AA	566,545
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth
	Bypass Project, Series 2015:
2,500	5.000%, 12/31/35 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	2,804,975
3,000	5.000%, 12/31/39 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	3,338,910
4,250	5.000%, 6/30/53 (Alternative Minimum Tax)	6/25 at 100.00	A–	4,583,540
3,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 –	No Opt. Call	AA	3,666,582
	FGIC Insured
2,050	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	2,381,075
	2013A-1, 5.250%, 2/15/39
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien,
	Capital Appreciation Series 2013A-2:
5,000	0.000%, 2/15/37	No Opt. Call	A+	2,324,450
11,260	0.000%, 2/15/38	No Opt. Call	A+	5,014,754
5,000	0.000%, 2/15/40	No Opt. Call	A+	2,054,850
41,620	Total Transportation			31,766,900
	U.S. Guaranteed – 17.3% (11.7% of Total Investments) (6)
4,705	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (6)	4,852,361
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
125	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School	6/18 at 100.00	AA (6)	130,523
	Improvement Series 2008, 5.250%, 12/01/31 (Pre-refunded 6/01/18)
1,165	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%,	11/20 at 100.00	N/R (6)	1,333,878
	11/01/40 (Pre-refunded 11/01/20)
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements,
	Series 2012:
110	5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	129,944
1,140	5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	Aaa	1,346,693
245	5.000%, 12/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	289,421
2,545	5.000%, 12/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	Aaa	3,006,434
160	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (6)	189,010
1,605	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	Aaa	1,896,003
	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding Series 2012A:
1,960	5.000%, 12/01/31 (Pre-refunded 12/01/20)	12/20 at 100.00	AA (6)	2,226,815
875	5.000%, 12/01/32 (Pre-refunded 12/01/20)	12/20 at 100.00	AA (6)	994,114
2,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29	12/19 at 100.00	AA+ (6)	2,197,980
	(Pre-refunded 12/01/19)
	Franklin County, Ohio, General Obligation Bonds, Various Purpose Series 2007:
3,355	5.000%, 12/01/27 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	3,425,623
1,840	5.000%, 12/01/28 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	1,878,732
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project,
	Improvement Series 2009:
250	5.000%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2 (6)	273,920
2,615	5.250%, 11/01/40 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2 (6)	2,880,762
2,470	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Series	11/18 at 100.00	Aa2 (6)	2,613,532
	2008A, 5.000%, 11/01/40 (Pre-refunded 11/01/18)
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement
	Bonds, Refunding Series 2012:
1,010	5.250%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	1,191,255
1,090	5.250%, 12/01/28 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	1,285,611
760	5.250%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	896,390
600	5.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	701,112
	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding
	Series 2008C:
1,565	6.000%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (6)	1,659,776
300	6.000%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	A3 (6)	314,802
	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007:
1,010	5.000%, 12/01/25 (Pre-refunded 12/01/17) – FGIC Insured	12/17 at 100.00	Aa2 (6)	1,031,261
775	5.000%, 12/01/30 (Pre-refunded 12/01/17) – FGIC Insured	12/17 at 100.00	Aa2 (6)	791,314
2,620	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	AA (6)	2,763,995
	(Pre-refunded 10/01/18)
225	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 5.000%, 12/01/37	12/17 at 100.00	A (6)	229,703
	(Pre-refunded 12/01/17) – SYNCORA GTY Insured
865	Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32	12/17 at 100.00	Aa3 (6)	883,122
	(Pre-refunded 12/01/17) – AMBAC Insured
1,500	Milford Exempted Village School District, Ohio, General Obligation Bonds, School Improvement	12/18 at 100.00	Aa2 (6)	1,598,115
	Series 2008, 5.250%, 12/01/36 (Pre-refunded 12/01/18)
2,300	Northmor Local School District, Morrow County, Ohio, General Obligation Bonds, School	11/18 at 100.00	Aa2 (6)	2,433,998
	Facilities Construction & Improvement Series 2008, 5.000%, 11/01/36 (Pre-refunded 11/01/18)
945	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AA (6)	1,072,074
	System Project, Series 2010, 5.750%, 11/15/40 (Pre-refunded 5/15/20) – AGM Insured
3,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds,	11/18 at 100.00	A3 (6)	3,206,820
	Xavier University 2008C, 5.750%, 5/01/28 (Pre-refunded 11/01/18)
950	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series	12/18 at 100.00	Baa1 (6)	1,014,961
	2008A, 5.500%, 12/01/28 (Pre-refunded 12/01/18)
1,220	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	1,270,874
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
500	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/18 at 100.00	AAA	520,850
	Bonds, Series 2008, 5.000%, 12/01/36 (Pre-refunded 6/01/18)
	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,
	School Improvement Series 2009:
685	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (6)	741,951
315	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa3 (6)	341,189
49,400	Total U.S. Guaranteed			53,614,918
	Utilities – 5.0% (3.4% of Total Investments)
	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds,
	Series 2008A:
50	5.000%, 2/15/38 – AGC Insured	2/18 at 100.00	AA	51,265
295	5.250%, 2/15/43	2/18 at 100.00	A1	302,894
1,500	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/24 at 100.00	A1	1,675,140
	2015A, 5.000%, 2/15/42
1,430	American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding	2/26 at 100.00	A1	1,617,201
	Series 2016A, 5.000%, 2/15/41
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	AA–	1,419,160
6,895	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	AA–	3,993,446
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	AA–	1,141,245
1,500	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern	12/19 at 100.00	A–	1,629,225
	Power Company Project, Series 2009B, 5.800%, 12/01/38
2,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	Caa1	830,000
	Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
2,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,105,656
	Project, Series 2009E, 5.625%, 10/01/19
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	AA–	677,911
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured
20,800	Total Utilities			15,443,143
	Water and Sewer – 19.3% (13.1% of Total Investments)
8,150	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37	12/21 at 100.00	AAA	9,328,409
8,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	AAA	9,444,559
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
2,500	5.000%, 1/01/25	1/22 at 100.00	Aa2	2,894,550
1,975	5.000%, 1/01/26	1/22 at 100.00	Aa2	2,282,903
2,035	Cleveland, Ohio, Water Revenue Bonds, Senior Lien Series 2012X, 5.000%, 1/01/42	1/22 at 100.00	Aa1	2,291,552
710	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	774,319
	1993G, 5.500%, 1/01/21 – NPFG Insured
1,275	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater	12/24 at 100.00	AA+	1,505,138
	Cincinnati, Refunding Series 2014A, 5.000%, 12/01/31
2,025	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 –	12/20 at 100.00	A2	2,178,799
	AGM Insured
	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding &
	Improvement Series 2014:
2,950	5.000%, 11/15/39	11/24 at 100.00	AA+	3,396,778
1,400	5.000%, 11/15/44	11/24 at 100.00	AA+	1,611,022
2,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013,	5/23 at 100.00	AA+	2,281,000
	5.000%, 11/15/38
	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2016B:
2,220	5.000%, 12/01/33	12/26 at 100.00	AAA	2,697,211
3,105	5.000%, 12/01/34	12/26 at 100.00	AAA	3,754,877
	Toledo, Ohio, Sewerage System Revenue Bonds, Refunding Series 2013:
820	5.000%, 11/15/25	11/23 at 100.00	Aa3	967,608
605	5.000%, 11/15/26	11/23 at 100.00	Aa3	707,765
1,075	5.000%, 11/15/27	11/23 at 100.00	Aa3	1,250,214
695	5.000%, 11/15/28	11/23 at 100.00	Aa3	803,761
10,000	Toledo, Ohio, Water System Revenue Bonds, Series 2016, 5.000%, 11/15/41 (UB)	11/26 at 100.00	AA–	11,671,700
51,540	Total Water and Sewer			59,842,165
$ 435,200	Total Long-Term Investments (cost $426,112,561)			456,544,034
	Floating Rate Obligations – (2.6)%			(8,000,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (47.7)% (7)			(147,742,411)
	Other Assets Less Liabilities – 2.9%			9,027,891
	Net Assets Applicable to Common Shares – 100%			$ 309,829,514

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$456,544,034	$ —	$456,544,034

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2017, the cost of investments was $417,966,077.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$34,975,571
Depreciation	(4,397,614)
Net unrealized appreciation (depreciation) of investments	$30,577,957

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor's Group
("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund's records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 32.4%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 28, 2017